INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Valuation Allowance Percentage	100.00%	100.00%
Operating Loss Carryforwards, Expiration Period	December 31,2022	December 31,2022
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 18.9	$ 18.7	$ 13.0
Operating Loss Carryforwards, Valuation Allowance		$ 8.1	$ 6.0
Operating Loss Carryforwards, Expiration Period	beginning in 2022	beginning in 2022	beginning in 2022
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		$ 12.4	$ 13.6
Operating Loss Carryforwards, Valuation Allowance		$ 1.0	$ 1.2
Operating Loss Carryforwards, Expiration Period		2022 through 2034	2022 through 2033